12. Taxes (Details 3) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of other taxes [abstract]
Net income before income taxes		$ (467)	$ 7,818	$ (13,743)	$ 9,305
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		159	(2,658)	4,672	(3,164)
Tax benefits from the deduction of interest on capital distribution			112		112
Different jurisdictional tax rates for companies abroad		440	514	(295)	702
Brazilian income taxes on income of companies incorporated outside Brazil	[1]	(236)	(30)	(495)	(83)
Tax incentives	[2]	38	266	(105)	278
Tax loss carryforwards (unrecognized tax losses)		(231)	(16)	(206)	(94)
Non-taxable income (non-deductible expenses), net	[3]	(150)	(1,128)	(257)	(1,247)
Others		11	(20)	17	47
Income taxes expense		31	(2,960)	3,331	(3,449)
Deferred income taxes		144	(1,816)	3,614	(1,684)
Current income taxes		(113)	(1,144)	(283)	(1,765)
Total		$ (31)	$ 2,960	$ (3,331)	$ 3,449
Effective tax rate of income taxes		6.60%	37.90%	24.20%	37.10%

[1]	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
[2]	n 2020, it includes adjustments related to the operating margin carried out by the Dutch trading company
[3]	It includes results in equity-accounted investments, expenses relating to health care plan and provisions for legal proceedings.